Average Annual Total Returns		12 Months Ended	60 Months Ended	108 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE® Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	9.08%
MSCI EAFE® Small Cap Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.83%	5.62%	8.20%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		28.87%	5.01%	8.07%
Performance Inception Date	Dec. 29, 2016
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		37.25%	6.66%	9.16%
Performance Inception Date	Dec. 29, 2016
Class R6 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		33.06%	4.22%	6.65%
Performance Inception Date	Dec. 29, 2016
Class R6 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		23.96%	4.47%	6.39%
Performance Inception Date	Dec. 29, 2016
Institutional Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		37.11%	6.54%	9.05%
Performance Inception Date	Dec. 29, 2016
Eagle Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		37.11%	6.54%	9.05%
Performance Inception Date	Dec. 29, 2016